Trade payables and other current liabilities	3 Months Ended
Mar. 31, 2018
Trade payables and other current liabilities [Abstract]
Trade payables and other current liabilities
Note 17. - Trade payables and other current liabilities

Trade payable and other current liabilities as of March 31, 2018 and December 31, 2017 are as follows:

	Balance as March 31,	Balance as December 31,
	2018	2017
	($ in thousands)
Trade accounts payable	109,969	107,662
Down payments from clients	6,583	6,466
Other accounts payable	37,629	41,016
Total	154,181	155,144

Trade accounts payables mainly relate to the operating and maintenance of the plants.

Nominal values of Trade payables and other current liabilities are considered to approximately equal to fair values and the effect of discounting them is not significant.

Other account payable primarily include subordinated debt of Mojave with Abener Teyma Mojave General Partnership (Abener), a related party, with maturity date on October 2018. The repayment will occur if certain technical conditions are fulfilled.